Other disclosures (Tables)	12 Months Ended
Dec. 31, 2024
Other Disclosures [Abstract]
Schedule of certain financial assets and liabilities by maturity
The detail, by maturity, of the balances of certain items in the consolidated balance sheet at 31 December 2024, 2023 and 2022 is presented below:

	31 December 2024
	EUR million
	On demand	Within 3 months	3 to 12 months	1 to 3 years	3 to 5 years	More than 5 years	Total
Assets
Cash, cash balances at Central Banks and other deposits on demand	192,208	—	—	—	—	—	192,208
Financial assets at fair value through other comprehensive income	—	13,401	9,153	23,902	8,905	32,344	87,705
Debt securities	—	11,072	8,449	22,137	7,623	27,277	76,558
Loans and advances	—	2,329	704	1,765	1,282	5,067	11,147
Credits institutions	—	36	—	98	6	223	363
Customers	—	2,293	704	1,667	1,276	4,844	10,784
Financial assets at amortized cost	41,652	208,565	167,974	220,871	176,710	387,935	1,203,707
Debt securities	—	9,628	14,041	17,071	22,705	57,504	120,949
Loans and advances	41,652	198,937	153,933	203,800	154,005	330,431	1,082,758
Central banks	—	15,067	—	—	—	1,112	16,179
Credits institutions	6,208	23,550	4,166	5,760	1,843	14,010	55,537
Customers	35,444	160,320	149,767	198,040	152,162	315,309	1,011,042
	233,860	221,966	177,127	244,773	185,615	420,279	1,483,620
Liabilities
Financial liabilities at amortized cost	720,659	256,651	171,362	155,620	89,229	90,801	1,484,322
Deposits	707,418	213,220	121,914	46,431	21,510	15,946	1,126,439
Central banks	17	9,063	11,022	4,772	—	8	24,882
Credit institutions	13,948	27,149	19,300	15,655	6,477	7,483	90,012
Customer deposits	693,453	177,008	91,592	26,004	15,033	8,455	1,011,545
Marketable debt securitiesA	—	35,570	47,977	100,451	60,128	73,841	317,967
Other financial liabilities	13,241	7,861	1,471	8,738	7,591	1,014	39,916
	720,659	256,651	171,362	155,620	89,229	90,801	1,484,322
Difference (assets less liabilities)	(486,799)	(34,685)	5,765	89,153	96,386	329,478	(702)
A.Includes promissory notes, certificates of deposit and other short-term debt issues.
See breakdown by type of debt (subordinated debt, senior unsecured debt, senior secured debt, notes and other securities) (see note 22).

	31 December 2023
	EUR million
	On demand	Within 3 months	3 to 12 months	1 to 3 years	3 to 5 years	More than 5 years	Total
Assets
Cash, cash balances at Central Banks and other deposits on demand	220,342	—	—	—	—	—	220,342
Financial assets at fair value through other comprehensive income	—	13,544	9,234	19,372	14,162	25,235	81,547
Debt securities	—	13,078	8,433	18,432	12,764	20,858	73,565
Loans and advances	—	466	801	940	1,398	4,377	7,982
Credits institutions	—	—	—	—	313	—	313
Customers	—	466	801	940	1,085	4,377	7,669
Financial assets at amortized cost	40,687	202,066	171,494	232,190	158,556	386,410	1,191,403
Debt securities	—	12,281	14,114	18,608	11,281	47,275	103,559
Loans and advances	40,687	189,785	157,380	213,582	147,275	339,135	1,087,844
Central banks	—	18,730	—	—	—	1,352	20,082
Credits institutions	6,783	26,671	6,313	7,151	1,521	9,478	57,917
Customers	33,904	144,384	151,067	206,431	145,754	328,305	1,009,845
	261,029	215,610	180,728	251,562	172,718	411,645	1,493,292
Liabilities
Financial liabilities at amortized cost	711,093	246,898	182,516	161,784	88,527	77,885	1,468,703
Deposits	697,339	210,538	118,035	61,332	22,161	15,903	1,125,308
Central banks	168	20,224	6,941	16,846	4,581	22	48,782
Credit institutions	6,572	25,990	21,390	13,434	5,963	7,897	81,246
Customer deposits	690,599	164,324	89,704	31,052	11,617	7,984	995,280
Marketable debt securitiesA	—	28,371	63,440	92,554	57,639	61,204	303,208
Other financial liabilities	13,754	7,989	1,041	7,898	8,727	778	40,187
	711,093	246,898	182,516	161,784	88,527	77,885	1,468,703
Difference (assets less liabilities)	(450,064)	(31,288)	(1,788)	89,778	84,191	333,760	24,589
A.Includes promissory notes, certificates of deposit and other short-term debt issues.

	31 December 2022
	EUR million
	On demand	Within 3 months	3 to 12 months	1 to 3 years	3 to 5 years	More than 5 years	Total
Assets
Cash, cash balances at Central Banks and other deposits on demand	223,073	—	—	—	—	—	223,073
Financial assets at fair value through other comprehensive income	—	19,215	5,425	15,377	17,693	25,588	83,298
Debt securities	—	19,011	4,528	13,884	16,631	21,029	75,083
Loans and advances	—	204	897	1,493	1,062	4,559	8,215
Customers	—	204	897	1,493	1,062	4,559	8,215
Financial assets at amortized cost	45,322	194,757	137,632	196,939	135,156	437,238	1,147,044
Debt securities	—	7,956	7,417	21,459	6,715	30,007	73,554
Loans and advances	45,322	186,801	130,215	175,480	128,441	407,231	1,073,490
Central banks	—	14,139	—	—	—	1,236	15,375
Credit institutions	7,565	22,578	2,756	3,580	139	9,900	46,518
Customers	37,757	150,084	127,459	171,900	128,302	396,095	1,011,597
	268,395	213,972	143,057	212,316	152,849	462,826	1,453,415
Liabilities
Financial liabilities at amortized cost	731,837	236,565	144,666	168,984	81,808	59,998	1,423,858
Deposits	718,366	193,092	96,667	82,663	19,343	1,756	1,111,887
Central banks	117	6,991	18,311	47,018	4,506	9	76,952
Credit institutions	7,172	30,557	15,901	9,670	3,925	1,357	68,582
Customer deposits	711,077	155,544	62,455	25,975	10,912	390	966,353
Marketable debt securitiesA	—	34,408	46,480	81,051	55,359	57,614	274,912
Other financial liabilities	13,471	9,065	1,519	5,270	7,106	628	37,059
	731,837	236,565	144,666	168,984	81,808	59,998	1,423,858
Difference (assets less liabilities)	(463,442)	(22,593)	(1,609)	43,332	71,041	402,828	29,557
A.Includes promissory notes, certificates of deposit and other short-term debt issues.

Schedule of undiscounted contractual maturities of financial liabilities at amortized cost by maturity
The detail of the remaining contractual maturities of the existing financial liabilities at amortised cost at 31 December 2024, 2023 and 2022 is as follows:

	31 December 2024
	EUR million
	On demand	Within 3 months	3 to 12 months	1 to 3 years	3 to 5 years	More than 5 years	Total
Financial liabilities at amortized cost
Deposits	699,007	207,554	117,431	43,090	19,248	15,796	1,102,126
Central banks	17	9,082	11,026	4,772	—	7	24,904
Credit institutions	13,634	27,170	19,258	15,674	6,482	7,462	89,680
Customer	685,356	171,302	87,147	22,644	12,766	8,327	987,542
Marketable debt securities	—	36,315	48,973	102,306	61,260	74,817	323,671
Other financial liabilities	13,241	7,861	1,471	8,738	7,591	1,014	39,916
	712,248	251,730	167,875	154,134	88,099	91,627	1,465,713

	31 December 2023
	EUR million
	On demand	Within 3 months	3 to 12 months	1 to 3 years	3 to 5 years	More than 5 years	Total
Financial liabilities at amortized cost
Deposits	698,595	204,001	109,311	51,191	20,761	15,585	1,099,444
Central banks	168	20,334	6,853	16,846	4,581	35	48,817
Credit institutions	6,884	25,642	21,334	13,079	5,924	7,685	80,548
Customer	691,543	158,025	81,124	21,266	10,256	7,865	970,079
Marketable debt securities	—	28,258	62,935	91,492	56,944	60,166	299,795
Other financial liabilities	13,666	8,078	1,041	7,898	8,727	777	40,187
	712,261	240,337	173,287	150,581	86,432	76,528	1,439,426
.

	31 December 2022
	EUR million
	On demand	Within 3 months	3 to 12 months	1 to 3 years	3 to 5 years	More than 5 years	Total
Financial liabilities at amortized cost
Deposits	718,366	192,609	96,482	82,618	19,354	1,595	1,111,024
Central banks	117	7,003	18,210	46,933	4,506	9	76,778
Credit institutions	7,172	30,548	15,808	9,722	3,924	1,190	68,364
Customer	711,077	155,058	62,464	25,963	10,924	396	965,882
Marketable debt securities	—	34,312	46,396	81,059	55,357	57,576	274,700
Other financial liabilities	13,471	9,065	1,519	5,270	7,106	626	37,057
	731,837	235,986	144,397	168,947	81,817	59,797	1,422,781

Schedule of remainder of financial assets, liabilities and memorandum item by maturity
Below is a breakdown of contractual maturities for the rest of financial assets and liabilities as of 31 December 2024, 2023 and 2022:

	31 December 2024
	EUR million
	Within 3 months	3 to 12 months	1 to 3 years	3 to 5 years	More than 5 years	Total
FINANCIAL ASSETS
Financial assets held for trading	64,300	56,571	33,945	24,504	50,933	230,253
Derivatives	14,231	14,504	16,676	12,384	6,305	64,100
Equity instruments	—	—	—	—	16,636	16,636
Debt securities	6,930	21,305	15,319	11,944	27,148	82,646
Loans and advances	43,139	20,762	1,950	176	844	66,871
Central banks	1,241	11,725	—	—	—	12,966
Credits institutions	21,840	4,088	1,287	—	99	27,314
Customers	20,058	4,949	663	176	745	26,591
Financial assets designated at fair value through profit or loss	152	750	2,421	1,075	3,517	7,915
Debt securities	95	342	1,254	680	526	2,897
Loans and advances	57	408	1,167	395	2,991	5,018
Credit institutions	16	—	5	34	353	408
Customers	41	408	1,162	361	2,638	4,610
Non-trading financial assets mandatorily at fair value through profit or loss	794	8	29	102	5,197	6,130
Equity instruments	—	—	—	—	4,641	4,641
Debt securities	39	2	3	10	393	447
Loans and advances	755	6	26	92	163	1,042
Central banks	—	—	—	—	—	—
Credits institutions	—	—	—	—	—	—
Customers	755	6	26	92	163	1,042
Financial assets at fair value through other comprehensive income	—	—	—	—	2,193	2,193
Equity instruments	—	—	—	—	2,193	2,193
Hedging derivatives	1,786	1,423	957	800	706	5,672
Changes in the fair value of hedged items in portfolio hedges of interest rate risk	(61)	18	(569)	(50)	(42)	(704)
TOTAL FINANCIAL ASSETS	66,971	58,770	36,783	26,431	62,504	251,459

	31 December 2024
	EUR million
	Within 3 months	3 to 12 months	1 to 3 years	3 to 5 years	More than 5 years	Total
FINANCIAL LIABILITIES
Financial liabilities held for trading	100,071	16,537	14,244	12,530	8,769	152,151
Derivatives	14,364	13,296	11,946	12,335	5,812	57,753
Shorts positions	28,548	2,931	1,199	195	2,957	35,830
Deposits	57,159	310	1,099	—	—	58,568
Central banks	13,300	—	—	—	—	13,300
Credits institutions	24,875	310	1,099	—	—	26,284
Customers	18,984	—	—	—	—	18,984
Financial liabilities designated at fair value through profit or loss	16,036	6,000	6,422	1,918	5,984	36,360
Deposits	15,193	4,860	4,037	490	4,226	28,806
Central banks	1,774	—	—	—	—	1,774
Credits institutions	1,035	133	15	49	393	1,625
Customers	12,384	4,727	4,022	441	3,833	25,407
Marketable debt securitiesA	843	1,140	2,385	1,428	1,758	7,554
Hedging derivatives	832	668	826	814	1,612	4,752
Changes in the fair value of hedged items in portfolio hedges of interest rate risk	—	(5)	13	47	(64)	(9)
TOTAL FINANCIAL LIABILITIES	116,939	23,200	21,505	15,309	16,301	193,254
A.See breakdown by type of debt (subordinated debt, senior unsecured debt, senior secured debt, promissory notes and other securities) (see note 22).

	31 December 2024
	EUR million
	Within 3 months	3 to 12 months	1 to 3 years	3 to 5 years	More than 5 years	Total
Memorandum items
Loans commitment granted	133,084	35,747	57,157	57,285	19,588	302,861
Financial guarantees granted	5,103	6,803	3,691	796	508	16,901
Other commitments granted	92,172	20,681	13,197	5,032	3,411	134,493
MEMORANDUM ITEMS	230,359	63,231	74,045	63,113	23,507	454,255
In the Group’s experience, no outflows of cash or other financial assets take place prior to the contractual maturity date that might affect the information broken down above.

	31 December 2023
	EUR million
	Within 3 months	3 to 12 months	1 to 3 years	3 to 5 years	More than 5 years	Total
FINANCIAL ASSETS
Financial assets held for trading	36,120	49,668	30,602	17,912	42,619	176,921
Derivatives	8,777	10,551	17,775	9,532	9,693	56,328
Equity instruments	—	—	—	—	15,057	15,057
Debt securities	7,598	18,315	10,274	8,137	17,800	62,124
Loans and advances	19,745	20,802	2,553	243	69	43,412
Central banks	1,146	16,571	—	—	—	17,717
Credits institutions	10,861	2,076	1,079	45	—	14,061
Customers	7,738	2,155	1,474	198	69	11,634
Financial assets designated at fair value through profit or loss	1,657	557	2,529	1,350	3,680	9,773
Debt securities	252	77	1,269	690	807	3,095
Loans and advances	1,405	480	1,260	660	2,873	6,678
Central banks	—	—	—	—	—	—
Credit institutions	26	22	3	15	393	459
Customers	1,379	458	1,257	645	2,480	6,219
Non-trading financial assets mandatorily at fair value through profit or loss	591	153	71	80	5,015	5,910
Equity instruments	—	—	—	—	4,068	4,068
Debt instruments	41	—	57	3	759	860
Loans and advances	550	153	14	77	188	982
Central banks	—	—	—	—	—	—
Credits institutions	—	—	—	—	—	—
Customers	550	153	14	77	188	982
Financial assets at fair value through other comprehensive income	—	—	—	—	1,761	1,761
Equity instruments	—	—	—	—	1,761	1,761
Hedging derivatives	1,188	412	1,535	937	1,225	5,297
Changes in the fair value of hedged items in portfolio hedges of interest rate risk	(237)	(225)	156	(402)	(80)	(788)
TOTAL FINANCIAL ASSETS	39,319	50,565	34,893	19,877	54,220	198,874

	31 December 2023
	EUR million
	Within 3 months	3 to 12 months	1 to 3 years	3 to 5 years	More than 5 years	Total
FINANCIAL LIABILITIES
Financial liabilities held for trading	73,257	12,127	19,180	10,591	7,115	122,270
Derivatives	8,147	9,486	17,990	10,060	4,906	50,589
Shorts positions	21,381	1,288	765	531	2,209	26,174
Deposits	43,729	1,353	425	—	—	45,507
Central banks	7,808	—	—	—	—	7,808
Credits institutions	17,228	209	425	—	—	17,862
Customers	18,693	1,144	—	—	—	19,837
Financial liabilities designated at fair value through profit or loss	23,190	7,583	4,863	1,359	3,372	40,367
Deposits	22,688	6,459	3,223	338	2,288	34,996
Central banks	1,158	51	—	—	—	1,209
Credits institutions	1,161	57	84	61	372	1,735
Customers	20,369	6,351	3,139	277	1,916	32,052
Marketable debt securitiesA	502	1,124	1,640	1,021	1,084	5,371
Hedging derivatives	1,525	2,064	1,577	878	1,612	7,656
Changes in the fair value of hedged items in portfolio hedges of interest rate risk	(1)	(4)	36	(5)	29	55
TOTAL FINANCIAL LIABILITIES	97,971	21,770	25,656	12,823	12,128	170,348
A.See breakdown by type of debt (subordinated debt, senior unsecured debt, senior secured debt, promissory notes and other securities) (see note 22).

	31 December 2023
	EUR million
	Within 3 months	3 to 12 months	1 to 3 years	3 to 5 years	More than 5 years	Total
Memorandum items
Loans commitment granted	125,083	31,658	55,344	47,204	20,300	279,589
Financial guarantees granted	7,870	4,734	1,654	686	491	15,435
Other commitments granted	81,146	17,448	9,699	3,386	1,594	113,273
MEMORANDUM ITEMS	214,099	53,840	66,697	51,276	22,385	408,297

	31 December 2022
	EUR million
	Within 3 months	3 to 12 months	1 to 3 years	3 to 5 years	More than 5 years	Total
FINANCIAL ASSETS
Financial assets held for trading	44,770	27,562	29,753	20,177	33,856	156,118
Derivatives	7,631	9,983	23,156	15,533	10,699	67,002
Equity instruments	—	—	—	—	10,066	10,066
Debt securities	5,160	13,357	5,667	4,193	13,026	41,403
Loans and advances	31,979	4,222	930	451	65	37,647
Central banks	11,595	—	—	—	—	11,595
Credits institutions	13,650	2,852	—	—	—	16,502
Customers	6,734	1,370	930	451	65	9,550
Financial assets designated at fair value through profit or loss	236	756	2,732	1,691	3,574	8,989
Debt securities	68	77	1,026	599	772	2,542
Loans and advances	168	679	1,706	1,092	2,802	6,447
Credit institutions	6	181	23	4	459	673
Customers	162	498	1,683	1,088	2,343	5,774
Non-trading financial assets mandatorily at fair value through profit or loss	164	214	265	70	5,000	5,713
Equity instruments	—	—	—	—	3,711	3,711
Debt instruments	6	52	52	—	1,024	1,134
Loans and advances	158	162	213	70	265	868
Customers	158	162	213	70	265	868
Financial assets at fair value through other comprehensive income	—	—	—	—	1,941	1,941
Equity instruments	—	—	—	—	1,941	1,941
Hedging derivatives	2,200	1,076	1,356	1,451	1,986	8,069
Changes in the fair value of hedged items in portfolio hedges of interest rate risk	(734)	(498)	(1,178)	(1,036)	(303)	(3,749)
TOTAL FINANCIAL ASSETS	46,636	29,110	32,928	22,353	46,054	177,081

	31 December 2022
	EUR million
	Within 3 months	3 to 12 months	1 to 3 years	3 to 5 years	More than 5 years	Total
FINANCIAL LIABILITIES
Financial liabilities held for trading	51,621	12,012	23,669	18,273	9,610	115,185
Derivatives	7,749	9,671	22,479	16,955	8,037	64,891
Shorts positions	17,952	888	1,031	1,071	1,573	22,515
Deposits	25,920	1,453	159	247	—	27,779
Central banks	5,757	—	—	—	—	5,757
Credits institutions	7,963	1,435	151	247	—	9,796
Customers	12,200	18	8	—	—	12,226
Financial liabilities designated at fair value through profit or loss	25,180	3,984	4,389	1,796	4,918	40,268
Deposits	25,017	3,183	3,278	699	2,663	34,841
Central banks	1,702	38	—	—	—	1,740
Credits institutions	1,284	129	54	87	404	1,958
Customers	22,031	3,016	3,224	612	2,259	31,143
Marketable debt securitiesA	163	801	1,111	1,097	2,255	5,427
Hedging derivatives	947	1,469	3,650	1,159	2,003	9,228
Changes in the fair value of hedged items in portfolio hedges of interest rate risk	11	(52)	(140)	20	44	(117)
TOTAL FINANCIAL LIABILITIES	77,759	17,413	31,568	21,248	16,575	164,564
A.See breakdown by type of debt (subordinated debt, senior unsecured debt, senior secured debt, promissory notes and other securities) (see note 22).

	31 December 2022
	EUR million
	Within 3 months	3 to 12 months	1 to 3 years	3 to 5 years	More than 5 years	Total
Memorandum items
Loans commitment granted	120,962	32,538	50,875	54,033	15,667	274,075
Financial guarantees granted	7,023	3,586	1,427	441	379	12,856
Other commitments granted	66,716	16,152	7,119	1,517	1,168	92,672
MEMORANDUM ITEMS	194,701	52,276	59,421	55,991	17,214	379,603

Schedule of equivalent euro value of assets and liabilities
The detail of the main foreign currency balances in the consolidated balance sheet, based on the nature of the related items, is as follows:

Equivalent value in EUR million
	2024		2023		2022
	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
Cash, cash balances at central banks and other deposits on demand	109,932	—	114,410	—	122,391	—
Financial assets/liabilities held for trading	130,076	76,216	106,011	60,581	94,256	60,105
Non-trading financial assets mandatorily at fair value through profit or loss	3,208	—	3,291	—	3,210	—
Other financial assets/liabilities at fair value through profit or loss	793	13,844	1,721	12,699	1,085	19,929
Financial assets at fair value through other comprehensive income	60,861	—	60,516	—	62,046	—
Financial assets at amortized cost	777,226	—	773,504	—	747,138	—
Investments	2,103	—	1,689	—	1,296	—
Tangible assets	18,812	—	20,797	—	21,834	—
Intangible assets	12,282	—	12,772	—	11,881	—
Financial liabilities at amortized cost	—	938,844	—	937,917	—	893,531
Liabilities under insurance contracts	—	261	—	330	—	349
Other	25,891	22,385	26,236	25,740	23,886	24,372
	1,141,184	1,051,550	1,120,947	1,037,267	1,089,023	998,286

Schedule of financial assets measured at other than fair value
i) Financial assets measured at other than fair value

EUR million
	2024					2023					2022
Assets	Carrying amount	Fair value	Level 1	Level 2	Level 3	Carrying amount	Fair value	Level 1	Level 2	Level 3	Carrying amount	Fair value	Level 1	Level 2	Level 3
Loans and advances	1,082,758	1,073,530	—	104,582	968,948	1,087,844	1,077,543	—	103,414	974,129	1,073,490	1,053,703	—	64,968	988,735
Debt securities	120,949	119,539	87,170	13,149	19,220	103,559	102,888	67,951	11,057	23,880	73,554	70,373	37,805	19,254	13,314
	1,203,707	1,193,069	87,170	117,731	988,168	1,191,403	1,180,431	67,951	114,471	998,009	1,147,044	1,124,076	37,805	84,222	1,002,049

Schedule of financial liabilities measured at other than fair value
ii) Financial liabilities measured at other than fair value

EUR million
	2024					2023					2022
LiabilitiesA	Carrying amount	Fair value	Level 1	Level 2	Level 3	Carrying amount	Fair value	Level 1	Level 2	Level 3	Carrying amount	Fair value	Level 1	Level 2	Level 3
Deposits	1,126,439	1,125,532	—	250,440	875,092	1,125,308	1,124,373	—	263,428	860,945	1,111,887	1,108,918	—	258,701	850,217
Debt securities	317,967	317,912	170,118	112,365	35,429	303,208	298,792	136,109	125,575	37,108	274,912	263,191	106,169	124,939	32,083
	1,444,406	1,443,444	170,118	362,805	910,521	1,428,516	1,423,165	136,109	389,003	898,053	1,386,799	1,372,109	106,169	383,640	882,300
A.At 31 December 2024, Grupo Santander had other financial liabilities that amounted to EUR 39,916 million, EUR 40,187 million in 2023 and EUR 37,059 million in 2022.

Schedule of offsetting of financial instruments
Following is the detail of financial assets and liabilities that were offset in the consolidated balance sheets as of 31 December 2024, 2023 and 2022:

	31 December 2024
	EUR million
Assets	Gross amount of financial assets	Gross amount of financial assets offset in the balance sheet	Net amount of financial assets presented in the balance sheet
Derivatives	152,331	(82,559)	69,772
Reverse repurchase agreements	189,034	(67,488)	121,546
Total	341,365	(150,047)	191,318

	31 December 2023
	EUR million
Assets	Gross amount of financial assets	Gross amount of financial assets offset in the balance sheet	Net amount of financial assets presented in the balance sheet
Derivatives	149,508	(87,883)	61,625
Reverse repurchase agreements	179,580	(79,500)	100,080
Total	329,088	(167,383)	161,705

	31 December 2022
	EUR million
Assets	Gross amount of financial assets	Gross amount of financial assets offset in the balance sheet	Net amount of financial assets presented in the balance sheet
Derivatives	176,814	(101,743)	75,071
Reverse repurchase agreements	127,561	(48,949)	78,612
Total	304,375	(150,692)	153,683

	31 December 2024
	EUR million
Liabilities	Gross amount of financial liabilities	Gross amount of financial liabilities offset in the balance sheet	Net amount of financial liabilities presented in the balance sheet
Derivatives	145,064	(82,559)	62,505
Reverse repurchase agreements	223,141	(67,488)	155,653
Total	368,205	(150,047)	218,158

	31 December 2023
	EUR million
Liabilities	Gross amount of financial liabilities	Gross amount of financial liabilities offset in the balance sheet	Net amount of financial liabilities presented in the balance sheet
Derivatives	146,128	(87,883)	58,245
Reverse repurchase agreements	212,840	(79,500)	133,340
Total	358,968	(167,383)	191,585

	31 December 2022
	EUR million
Liabilities	Gross amount of financial liabilities	Gross amount of financial liabilities offset in the balance sheet	Net amount of financial liabilities presented in the balance sheet
Derivatives	175,862	(101,743)	74,119
Reverse repurchase agreements	148,715	(48,949)	99,766
Total	324,577	(150,692)	173,885